SHARE-BASED COMPENSATION	6 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

NOTE 23. SHARE-BASED COMPENSATION

Share-Based Awards Plan

The following is a summary of the share options activity:

Weighted
Average
Exercise Price
Share Options	Shares*	Per Share*
Outstanding as of June 30, 2024	4,456	$148.50
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	4,456	—
Outstanding as of June 30, 2025	—	$—
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of December 31, 2025	—	$—

*Retrospectively restated for the 1-for-18 reverse share split on May 1, 2024.

The Share-based compensation expense recorded for share options granted were all nil for the six months ended December 31, 2024 and 2025, respectively. No unrecognized share-based compensation for share options as of December 31, 2025.

Restricted Shares to Senior Management and Staff

As of December 31, 2025, the Company has granted restricted Class A Ordinary Shares to senior management and employees as follows:

On February 28, 2022, the Company granted 1,642,331 (91,241 shares post 2024 Reverse Split) Class A Ordinary Shares to its employees as compensation cost for awards. The fair value of the restricted shares was $1,708,024 based on the closing share price $1.04 ($18.72 post 2024 Reverse Split) on February 28, 2022. These restricted shares will vest over three years with one-third of the shares vesting every year from the grant date. As of December 31, 2025, 1,642,331 (91,241 shares post 2024 Reverse Split) shares were vested.

On March 15, 2023, the Company issued 1,000,000 (55,556 shares post 2024 Reverse Split) restricted Class A Ordinary Shares with a value of $372,600 based on the closing share price of $0.3726 ($6.71 post 2024 Reverse Split) on March 15, 2023 to its employee as compensation for service to the Company on new business exploration. The service period was six months from the date of grant. All of the restricted shares were issued on March 15, 2023, and the granted shares under this plan were vested on September 15, 2023.

On February 26, 2024, the Company granted 6,255,483 (347,527 shares post 2024 Reverse Split) restricted Class A Ordinary Shares to its management and staff. The fair value of the Class A restricted shares was $988,366 based on the fair value of share price $0.158 ($2.844 post 2024 Reverse Split) on February 26, 2024. The granted shares under this plan were vested on February 26, 2025 and all of the restricted shares were issued on May 7,2025.

On March 31,2025, the Company granted 2,263,194 restricted Class A Ordinary Shares to its management and staff. The fair value of the Class A restricted shares was $3,496,635 based on the fair of share price $1.545 on March 31,2025. All of the restricted shares were issued on March 31,2025. These restricted shares will vest over two years with half of the shares vesting each year from the grant date. As the date of this report, no shares under this plan are vested.

Nil and nil restricted Class A restricted shares were issued and outstanding for the six months ended December 31, 2024 and 2025, respectively, for all the plans mentioned above.

As of December 31, 2025, the Company has granted restricted Class B Ordinary Shares to senior management as follows:

On February 28, 2022, the Company granted 1,600,000 restricted shares to its management as compensation cost for awards. The fair value of the restricted shares was $1,694,000 based on the fair value of share price $1.06 at February 28, 2022. These restricted shares vested immediately on the grant date. All granted shares under this plan are issued and outstanding on February 28, 2022.

On March 9, 2023, the Company granted 3,000,000 restricted shares to its management as compensation cost for awards. The fair value of the restricted shares was $3,025,000 based on the fair value of share price $1.01 at March 9, 2023. These restricted shares vested immediately on the grant date. All granted shares under this plan are issued and outstanding on March 9, 2023.

On February 26, 2024, the Company granted 12,900,000 restricted Class B Ordinary Shares to its management as compensation cost for awards. The fair value of the Class B restricted shares was $2,130,000 based on the fair value of share price $0.17 at February 26, 2024. These restricted shares vested immediately on the grant date. All granted shares under this plan are issued and outstanding on August 1, 2024.

12,900,000 and nil restricted Class B restricted shares were issued and outstanding for the six months ended December 31, 2024 and 2025, respectively, for all the plans mentioned above.

The share-based compensation expense recorded for restricted shares issued for management was ¥5,353,151 and ¥6,343,508 ($874,159) for the six months ended December 31, 2024 and 2025, respectively. The total unrecognized share-based compensation expense of restricted shares issued for management and employees as of December 31, 2025 was approximately ¥15.8 million ($2.2 million), which is expected to be recognized over a weighted average period of approximately 1.25 years.

Restricted Shares for Services

As of December 31, 2025, the Company has granted restricted Class A Ordinary Shares to consultant as follows:

On November 10, 2021, the Company signed a service agreement with Starry. As the service consideration, the Company issued 500,000 (27,778 shares post 2024 Reverse Split) restricted Class A Ordinary Shares which vested in equal monthly amounts through the end of December 31, 2021. Half of the restricted Class A Ordinary Shares was valued based on the closing share price of $1.60 ($28.80 post 2024 Reverse Split) on December 10, 2021 and the other half was valued based on the closing share price of $1.31 ($23.58 post 2024 Reverse Split) on December 31, 2021. 250,000 (13,889 shares post 2024 Reverse Split) restricted Class A Ordinary Shares were issued on December 10, 2021 and the remaining 250,000 (13,889 shares post 2024 Reverse Split) restricted Class A Ordinary Shares were issued in January 2022.

On January 5, 2022, the Company signed a consulting agreement with Lintec Information Ltd (the “Consultant”). As the service consideration, the Company issued 1,050,000 (58,333 shares post 2024 Reverse Split) restricted Class A Ordinary Shares with a value of $1,354,500 based on the closing share price of $1.29 ($23.22 post 2024 Reverse Split) on January 5, 2022 to the Consultant as payment for being the Company’s investment and financial advisor for a period of one year. The vesting period of these shares was one year from the date of contract. All of the restricted shares were issued under this plan on January 5, 2022 and all of the granted shares under this plan was vested until January 5, 2023.

On March 15, 2023, the Company signed a consulting agreement with some business consultants (the “Consultants”). As the service consideration, the Company issued 1,000,000 (55,556 shares post 2024 Reverse Split) restricted Class A Ordinary Shares with a value of $372,600 based on the closing share price of $0.3726 ($6.71 post 2024 Reverse Split) on March 15, 2023 to the Consultants as compensation for acting as advisors to the Company on new business exploration. The vesting period of these shares was six months from the date of contract. All of the restricted shares were issued under this plan on March 15, 2023 and the granted shares under this plan have been vested until September 15, 2023.

Nil and nil restricted Class A restricted shares were issued and outstanding during the six months ended December 31, 2024 and 2025, respectively, for all the plans mentioned above.

The share-based compensation expense recorded for restricted shares issued for service was nil and nil for the six months ended December 31, 2024 and 2025, respectively.

Following is a summary of the restricted shares granted:

Restricted share grants	Shares*
Non-vested as of June 30, 2024	377,939
Granted	2,263,194
Vested	(377,939)
Non-vested as of June 30, 2025	2,263,194
Granted	—
Vested	—
Non-vested as of December 31, 2025	2,263,194

*Retrospectively restated for the 1-for-18 reverse share split on May 1, 2024.

The following is a summary of the status of restricted share at December 31, 2025:

Outstanding Restricted Shares
		Average
		Remaining
Fair Value per		Amortization
Share	Number	Period (Years)
$1.545	2,263,194	1.25
	2,263,194